Rule 497(e)
                                                             File Nos. 333-02111
                                                                    and 811-7581

                             MEYERS INVESTMENT TRUST
                             Meyers Pride Value Fund


    SUPPLEMENT DATED FEBRUARY 13, 1998 TO PROSPECTUS DATED SEPTEMBER 29, 1997

The Prospectus is amended as follows:


1. On Page 18, under the section "Administration, Fund Accounting and Transfer Agents" in the second sentence of the third paragraph, directly after the word "basis" delete the remainder of the second sentence, and insert:

                  "." "Effective January 1, 1998, the Fund will pay BISYS Inc. the sum of $30,000 per year, plus reimbursement of out-of-pocket expenses."

2. On Page 18, under the section "Administration, Fund Accounting and Transfer Agents" in the second sentence of the fourth paragraph, directly after the word "Fund" delete the remainder of the second sentence, and insert:

                  "." "Effective January 1, 1998, the Fund will pay BISYS Inc. the sum of $21 per year, per each shareholder, subject to a $15,000 per year minimum."

                                                                     Rule 497(e)
                                                             File Nos. 333-02111
                                                                    and 811-7581



                             MEYERS INVESTMENT TRUST
                             Meyers Pride Value Fund

          SUPPLEMENT DATED FEBRUARY 13, 1998 TO STATEMENT OF ADDITIONAL
                      INFORMATION DATED SEPTEMBER 29, 1997

The Statement of Additional Information is amended as follows:

1. On Page 19, under the section "Fund Accounting Agent" delete the second paragraph, and insert:

                  "In consideration of its services under the Fund Accounting Agreement, effective January 1, 1998, the Fund will pay BISYS Inc. the sum of $30,000 per year, plus reimbursement of its out-of-pocket expenses. For the fiscal year ended May 31, 1997, the Fund paid BISYS Inc. and Furman Selz, LLC, in the aggregate, fund accounting fees of $36,594."


2. On Page 19, under the section "Transfer Agent" directly after the first sentence in the first paragraph, delete the second and third sentence, and insert:

                  "Pursuant to the Transfer Agency Agreement, BISYS Inc. provides dividend disbursement, registrar and transfer agency services to the Fund. Effective January 1, 1998, the Fund will pay BISYS Inc. the sum of $21 per year, per each shareholder, subject to a $15,000 per year minimum. BISYS Inc. shall also be reimbursed by the Fund for all costs incurred by it. For the fiscal year ended May 31, 1997, the Fund paid to BISYS Inc. and Furman Selz, LLC, in the aggregate, transfer agency fees of $18,408."